Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Summary of Trade Receivables

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/24	31/12/23
Third parties	31,157	29,601
Related parties	5,323	7,966
Gross trade receivables	36,480	37,567
Allowance for doubtful accounts	(3,661)	(4,263)
Total trade receivables	32,819	33,304

For further information about transactions with related parties see note 45.

Trade receivables by geographic region are analysed as follows:

	31/12/24	31/12/23
Italian customers	6,633	8,349
Other European customers	8,402	6,553
North American customers	9,277	9,182
Chinese customers	4,435	4,347
South American customers	4,300	5,447
Other foreign customers	3,433	3,689
Gross trade receivables	36,480	37,567
Provision for doubtful accounts	(3,661)	(4,263)
Total trade receivables	32,819	33,304

Summary of Provision for Doubtful Accounts

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2024 and 2023.

	31/12/24	31/12/23
Balance at beginning of year	4,263	5,604
Charges – bad debt expense	289	33
Reductions – write off of uncollectible amounts	(806)	(1,409)
Foreign exchange effect	(85)	35
Balance at end of year	3,661	4,263

Summary of Carrying Amount of Trade Receivables that have been Transferred but have not been Derecognized and the Associated Liabilities

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/24	31/12/23
Carrying amount of trade receivables transferred	11,588	11,412
Carrying amount of associated liabilities	(10,665)	(10,752)
Total, net	923	660